Leases (Tables)	12 Months Ended
Dec. 31, 2019
Presentation of leases for lessee [abstract]
Disclosure of additional information about leasing activities for lessee
A reconciliation of the operating lease commitments disclosed applying IAS 17 in the December 31, 2018 annual audited financial statements and the least liability recognized at the date of initial application of IFRS 16 is as follows:

$
Operating lease commitments disclosed at December 31, 2018	800
Less: adjustment resulting from lease modification made in January 2019	(497)
Less: operating costs not included in measurement of lease liability	(287)
Less: short-term leases recognized on a straight-line basis as expense	(16)
Lease liability recognized as at January 1, 2019	—

Disclosure of quantitative information about right-of-use assets and lease liabilities
The change in accounting policy resulted in the following adjustments to the statement of financial position and statement of operations and comprehensive loss:

$
January 15, 2019 - Recognition of lease liability	425
Lease liability payments	(127)
Interest expense	39
Foreign exchange impact on lease liability	18
Derecognition of lease liability	(355)
December 31, 2019 - Lease liability	—

January 15, 2019 - Recognition right-of-use asset	425
Right-of-use asset amortization	(124)
Derecognition of right-of-use-asset	(355)
Gain on derecognition of right-of-use asset	54
December 31, 2019 - Right-of-use asset	—